Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,497,000
Previously Paid Amount	0.00
Total Fee Amount	478.24
Total Offset Amount	0.00
Net Fee	478.24
Narrative - Max Aggregate Offering Price	$ 5,497,000
Final Prospectus	true